CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2010
Balance (in shares) at Dec. 31, 2010
Shares effectively issued to founder	3,125	26,876		30,001
Shares effectively issued to founder (in shares)	3,125,000
Contributions by founder:
Net income			(1,465)	(1,465)
Balance at Dec. 31, 2011	3,125	26,876	(1,465)	28,536
Balance (in shares) at Dec. 31, 2011	3,125,000
Contributions by founder:
Contribution by founder		98,560		98,560
Net income			321,316	321,316
Balance at Dec. 31, 2012	3,125	125,436	319,851	448,412
Balance (in shares) at Dec. 31, 2012	3,125,000			3,125,000
Shares effectively issued to founder (in shares)				1,150,000
Contributions by founder:
Cash		40,000		40,000
General and administrative expenses		131,950		131,950
Oil and gas assets		3,009,832		3,009,832
Outstanding shares of Lone Oak Acquisition Corporation at the time of the time of the reverse merger	1,705	5,181,752		5,183,457
Outstanding shares of Lone Oak Acquisition Corporation at the time of the time of the reverse merger (in shares)	1,704,826
Net income			191,719	191,719
Balance at Dec. 31, 2013	$ 4,830	$ 8,488,970	$ 511,570	$ 9,005,370
Balance (in shares) at Dec. 31, 2013	4,829,826			4,829,826